Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
[IncomeStatementAbstract]
Net sales	$ 872,222	$ 805,875	$ 1,802,089	$ 1,721,112
Cost of sales	743,279	692,474	1,542,648	1,483,110
Gross profit	128,943	113,401	259,441	238,002
Selling, general & administrative expenses	114,265	96,966	225,634	201,154
Special (gains) charges	(7,150)	343	(6,646)	343
Operating income	21,828	16,092	40,453	36,505
Foreign currency exchange (gain) loss	(354)	858	(1,737)	2,401
Interest and other income, net	(631)	(191)	(757)	(434)
Interest expense	510	407	1,040	723
Income before income taxes	22,303	15,018	41,907	33,815
Provision for income taxes	6,744	5,568	12,782	12,614
Net income	$ 15,559	$ 9,450	$ 29,125	$ 21,201
Net income per common share:
Basic	$ 0.42	$ 0.26	$ 0.79	$ 0.57
Diluted	$ 0.42	$ 0.25	$ 0.78	$ 0.56
Weighted average shares outstanding:
Basic	36,833	36,967	36,996	36,876
Diluted	37,101	37,726	37,405	37,570